Description of business and basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Description of business and basis of preparation of consolidated financial statements [abstract]
Schedule of impact of IFRS 16 lease term on the consolidated income statement

(in millions of euros)	Historical data	Effects of IFRS IC	Restated data
	2019 (1)	decision	2019

Revenue	42,238	—	42,238
External purchases	(17,897)	37	(17,860)
Other operating income	720	—	720
Other operating expenses	(599)	—	(599)
Labor expenses	(8,494)	—	(8,494)
Operating taxes and levies	(1,827)	—	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	277	—	277
Restructuring costs	(132)	—	(132)
Depreciation and amortization of fixed assets	(7,110)	—	(7,110)
Depreciation and amortization of financed assets	(14)	—	(14)
Depreciation and amortization of right-of-use assets	(1,239)	(35)	(1,274)
Reclassification of translation adjustment from liquidated entities	12	—	12
Impairment of goodwill	(54)	—	(54)
Impairment of fixed assets	73	—	73
Impairment of financed assets	—	—	—
Impairment of right-of-use assets	(33)	—	(33)
Share of profits (losses) of associates and joint ventures	8	—	8
Operating income	5,927	2	5,930
Cost of gross financial debt excluding financed assets	(1,108)	—	(1,108)
Interests on debts related to financed assets	(1)	—	(1)
Gains (losses) on assets contributing to net financial debt	5	—	5
Foreign exchange gain (loss)	76	—	76
Interests on lease liabilities	(122)	(6)	(129)
Other net financial expenses	15	—	15
Effects resulting from BT stake	(119)	—	(119)
Finance costs, net	(1,254)	(6)	(1,261)
Income taxes	(1,447)	1	(1,447)
Consolidated net income	3,226	(3)	3,222

(1)	Published data as of December 31, 2019

Schedule of impact on the consolidated statement of financial position

(in millions of euros)	December 31,	Effects of	Effects of IFRS	January 1,	2019	Effects of IFRS	December 31,
	2018 historical	IFRS 16	IC decision	2019 restated	variation	IC decision	2019 restated
	data	application	January 1, 2019	data		on 2019	data
Assets
Property, plant and equipment	27,693	(574)	—	27,119	1,304	—	28,423
Right-of-use assets	—	6,349	443	6,792	(86)	(6)	6,700
Deferred tax assets	1,366	1,527	—	2,893	(1,902)	1	992
Total non-current assets	74,701	7,303	443	82,446	(688)	(5)	81,753
Prepaid expenses	571	(36)	—	536	195	—	730
Total current assets	21,891	(36)	—	21,855	3,132	—	24,987
Total assets	96,592	7,267	443	104,302	2,444	(5)	106,741

Liabilities
o/w reserves	(2,062)	2	—	(2,060)	987	(2)	(1,075)
o/w net income	1,954	—	—	1,954	3,006	(2)	3,004
o/w translation adjustment	15	—	—	15	64	(0)	79
Equity attributable to owners of the parent company	30,669	2	—	30,671	1,056	(2)	31,725
o/w reserves	2,357	—	—	2,357	97	(2)	2,452
o/w net income	204	—	—	204	220	(2)	218
o/w translation adjustment	237	—	—	237	14	(0)	251
Equity attributable to non-controlling interests	2,580	—	—	2,580	108	(2)	2,686
Total Equity	33,249	2	—	33,251	1,164	(3)	34,412
Non-current financial liabilities	26,749	(427)	—	26,322	6,826	—	33,148
Non-current lease liabilities	—	5,239	369	5,609	(14)	(2)	5,593
Non-current dismantling provisions	765	—	1	766	45	0	812
Non-current restructuring provisions	230	(112)	—	118	(23)	—	96
Deferred tax liabilities	631	1,525	—	2,156	(1,453)	—	703
Current lease liabilities	33,047	6,226	371	39,644	4,919	(2)	44,561
Current financial liabilities	7,270	(167)	—	7,103	(3,177)	—	3,925
Current lease liabilities	—	1,291	72	1,363	(24)	—	1,339
Trade payables	6,736	(39)	—	6,697	(15)	—	6,682
Current restructuring provisions	159	(31)	—	128	(7)	—	120
Other current liabilities	1,788	(15)	—	1,774	321	—	2,095
Total current liabilities	30,296	1,039	72	31,407	(3,640)	—	27,767
Total equity and liabilities	96,592	7,267	443	104,302	2,444	(5)	106,741

–  Effects on consolidated statement of cash flows :

(in millions of euros)	December 31, 2019	Effects of IFRS IC	December 31, 2019
	historical data	decision	restated data
Operating activities
Consolidated net income	3,226	(3)	3,222
Non-monetary items and reclassified items for presentation
Depreciation and amortization of right-of-use assets	1,239	35	1,275
Finance costs, net	1,254	6	1,261
Other net cash out
Interest paid and interest rates effects on derivatives, net	(1,312)	(6)	(1,318)
Net cash provided by operating activities (a)	10,159	31	10,190
Investing activities
Net cash used in investing activities (b)	(9,370)	—	(9,370)
Financing activities
Repayments of lease liabilities	(1,398)	(31)	(1,429)
Net cash used in financing activities (c)	55	(31)	24
Net change in cash and cash equivalents (a) + (b) + (c)	844	—	844

Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	5,634	—	5,634
Cash change in cash and cash equivalents	844	—	844
Non-cash change in cash and cash equivalents	3	—	3
Cash and cash equivalents in the closing balance	6,481	—	6,481

Schedule of impact of IFRS 16 lease term on the consolidated statement of cash flows

(in millions of euros)	December 31, 2019	Effects of IFRS IC	December 31, 2019
	historical data	decision	restated data
Operating activities
Consolidated net income	3,226	(3)	3,222
Non-monetary items and reclassified items for presentation
Depreciation and amortization of right-of-use assets	1,239	35	1,275
Finance costs, net	1,254	6	1,261
Other net cash out
Interest paid and interest rates effects on derivatives, net	(1,312)	(6)	(1,318)
Net cash provided by operating activities (a)	10,159	31	10,190
Investing activities
Net cash used in investing activities (b)	(9,370)	—	(9,370)
Financing activities
Repayments of lease liabilities	(1,398)	(31)	(1,429)
Net cash used in financing activities (c)	55	(31)	24
Net change in cash and cash equivalents (a) + (b) + (c)	844	—	844

Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	5,634	—	5,634
Cash change in cash and cash equivalents	844	—	844
Non-cash change in cash and cash equivalents	3	—	3
Cash and cash equivalents in the closing balance	6,481	—	6,481